Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of changes in goodwill and other intangible assets

		Other
		intangible
	Goodwill	assets	Total
	USD’000	USD’000	USD’000
Cost
Balance at December 31, 2014	—	370,721	370,721
Additions	—	65,269	65,269
Expired and disposal	—	(44,813)	(44,813)
Balance at December 31, 2015	—	391,177	391,177
Business combination	3,933	8,088	12,021
Additions	—	67,936	67,936
Expired and disposal	—	(21,164)	(21,164)
Balance at December 31, 2016	3,933	446,037	449,970
Additions	—	34,461	34,461
Balance at December 31, 2017	3,933	480,498	484,431
Accumulated amortization and impairment
Balance at December 31, 2014	—	162,899	162,899
Amortization expense for the year	—	48,812	48,812
Expired and disposal	—	(44,813)	(44,813)
Balance at December 31, 2015	—	166,898	166,898
Amortization expense for the year	—	55,080	55,080
Expired and disposal	—	(20,589)	(20,589)
Balance at December 31, 2016	—	201,389	201,389
Amortization expense for the year	—	63,098	63,098
Balance at December 31, 2017	—	264,487	264,487
Balance at December 31, 2015	—	224,279	224,279
Balance at December 31, 2016	3,933	244,648	248,581
Balance at December 31, 2017	3,933	216,011	219,944